Investments in affiliates and investments in available-for-sale securities - Investments in available-for-sale securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Equity Method Investments [Line Items]
Investment in available-for-sale-securities	$ 189	$ 192
Unrealized gain			$ 2
Unrealized loss	$ (3)	$ (46)